ADVANCES FROM CUSTOMERS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Total	$ 8,183,376	$ 10,710,202
Less: Current portion of advances from customers	$ 8,183,376	7,308,535
Long term advances from customers		3,401,667
Customer E [Member]
Deferred Revenue Arrangement [Line Items]
Total	$ 3,237,308	8,041,836
Customer F [Member]
Deferred Revenue Arrangement [Line Items]
Total	1,517,402	$ 2,405,619
Customer I [Member]
Deferred Revenue Arrangement [Line Items]
Total	1,539,590
Customer L [Member]
Deferred Revenue Arrangement [Line Items]
Total	781,342	$ 111
Others [Member]
Deferred Revenue Arrangement [Line Items]
Total	$ 1,107,734	$ 262,636